Capital Stock (Details Narrative) - $ / shares	1 Months Ended
	Jan. 31, 2008	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Jan. 09, 2008
Capital Stock Details Narrative
Common Stock, Par Value Per Share		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized		75,000,000	75,000,000	75,000,000	75,000
Common Stock, Shares Issued		23,802,264	22,170,000	22,170,000
Common Stock, Shares Outstanding		23,802,264	22,170,000	22,170,000
Forward stock split	Thousand for one